Document and Entity Information	Dec. 26, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 26, 2024
Entity Registrant Name	Power Solutions International, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35944
Entity Tax Identification Number	33-0963637
Entity Address Address Line 1	201 Mittel Drive
Entity Address City Or Town	Wood Dale
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60191
City Area Code	630
Local Phone Number	350-9400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001137091